Operating expenses - Continuing operations (Details) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number and average number of employees
Average number of employees	59,200	61,400	64,200
Temporary employees	2,500	3,200	4,100
Number of employees	57,800	59,200	62,200
UK
Number and average number of employees
Number of employees	40,600	42,500	44,600
USA
Number and average number of employees
Number of employees	300	300	400
India
Number and average number of employees
Number of employees	13,500	13,200	13,500
Poland
Number and average number of employees
Number of employees	1,400	1,200	1,300
Republic of Ireland
Number and average number of employees
Number of employees	1,200	1,400	1,500
Rest of the World
Number and average number of employees
Number of employees	800	600	900
Ulster Bank RoI
Number and average number of employees
Number of employees	2,400	2,600	2,700
Operating segment | Retail Banking
Number and average number of employees
Number of employees	15,800	17,200	19,600
Operating segment | Ulster Bank RoI
Number and average number of employees
Number of employees	1,700	1,900	2,000
Operating segment | Commercial Banking
Number and average number of employees
Number of employees	8,400	9,700	9,700
Operating segment | Private Banking
Number and average number of employees
Number of employees	1,900	1,900	1,700
Operating segment | RBS International
Number and average number of employees
Number of employees	1,400	1,500	1,600
Operating segment | NatWest Markets
Number and average number of employees
Number of employees	1,600	2,100	5,000
Operating segment | Central items & other
Number and average number of employees
Number of employees	27,000	24,900	22,600
Discontinued operations | Ulster Bank RoI
Number and average number of employees
Number of employees	700	700	700